Fair Value Measurement - Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	¥ 8,270	$ 1,199	¥ 0	¥ 0
Total (losses) gains,Property and equipment, net	(58,727)		(101,794)		$ (8,515)
Equity investments accounted using equity method	238,591		236,552		34,592
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Wealth management products	386		1,441
Wealth management products	86,386		262,169		12,525	$ 41,140
Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	(8,270)
Total (losses) gains, Equity investments accounted for using fair value option	(25,601)		6,537
Equity investments accounted for using fair value option	370,162		362,235		53,668	56,843
Available-for-Sale Debt Securities	42,371		46,339		6,143	7,272
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Equity investments accounted for using the measurement alternative	(262,278)		(284,736)
Equity investments accounted for using the measurement alternative	646,577		738,292		$ 93,745	$ 115,854
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products	86,386		262,169
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using fair value option	370,162		362,235
Available-for-Sale Debt Securities	42,371		46,339
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using the measurement alternative	¥ 646,577		¥ 738,292